Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
As disclosed in Note 2, the Group operates and manages its business as one operating segment.
A significant portion of the Group’s revenue is generated from long-term out-license contracts which provide the customer with exclusive or semi-exclusive rights to a particular territory, which generally span multiple countries or a particular continent, as well as the Group’s promises to continue development of the underlying compound and to provide supply of the product to the customer upon commercialization. Therefore, based on the nature of the customer agreements, revenue information is not currently available on a country-by-country basis.
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license contracts, is as follows:

	2024	2023	2022
Europe	157,587	63,510	39,433
USA	273,036	9,430	17,940
Rest of World	59,059	18,494	25,656
	489,682	91,434	83,029
Non-current assets, excluding financial instruments and deferred tax assets, based on the location of the asset is as follows:

	2024	2023
Europe	451,066	415,659
USA	6,407	5,094
Rest of World	10,547	6,194
	468,020	426,947
Revenue from transactions with individual customers that exceeds ten percent or more of the Group’s total revenue is as follows:

	2024		2023		2022
	Revenue	% Total	Revenue	% Total	Revenue	% Total
Customer A	144,384	29.5%	9,430	10.3%	17,940	21.6%
Customer B	72,105	14.7%	46,954	51.4%	38,376	46.2%
Customer C	26,094	5.3%	8,876	9.7%	12,840	15.5%
Customer D	72,339	14.8%	16,556	18.1%	—	—%
Customer E	101,862	20.8%	—	—%	—	—%